RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the company entered into the transactions below with related parties.
a)Brookfield Reinsurance agreements
As described in Note 1(b)(iv), Brookfield provided to the company an equity commitment in the amount of $2.0 billion to fund future growth, which the company may draw on from time to time. As of December 31, 2022, there were no amounts drawn under the equity commitment.
As described in Note 1(b)(v), as of December 31, 2022, there were no amounts drawn on the credit facilities under the Brookfield Credit Agreement.
As described in Note 1(b)(vi), the company entered into the Support Agreement on June 28, 2021. The base fee for the year ended December 31, 2022 was $Nil (December 31, 2021 - $Nil).
As described in Note 1(b)(vii), the company entered into the Rights Agreement on June 28, 2021. The base fee for the year ended December 31, 2022 was $Nil (December 31, 2021 - $Nil).
As described in Note 1(b)(viii), the company entered into the Administration Agreement on June 28, 2021. The base and other fees for the year ended December 31, 2022 was $2 million (December 31, 2021 - $0.4 million). On August 5, 2022, the Administration Agreement was amended to include providing the services of the Chief Financial Officer.
As described in Note 1(b)(ix), the company entered into an Investment Management Agreement with Brookfield Asset Management on June 28, 2021. The base investment management fee for the year ended December 31, 2022 was $40 million (December 31, 2021 - $4 million).
As described in Note 1(b)(x), the company entered into the Brookfield Licensing Agreement on June 28, 2021. The base fee for the year ended December 31, 2022 was $Nil (December 31, 2021 - $Nil).
b)Other related party transactions
On March 10, 2020, BAC entered into lease and building service arrangements with Brookfield Properties (Canada) Inc. and BPO Ontario Properties Ltd. (collectively, “BPO”), subsidiaries of Brookfield. The amount paid to BPO for the leased office facilities and building maintenance for the year ended December 31, 2022 totaled $0.7 million (December 31, 2021 – $0.4 million). As at December 31, 2022, lease liabilities relating to this arrangement were $1 million (December 31, 2021 – $1 million).
BAC entered into outsourcing arrangements with Brookfield related to information technology, investment fund management, building maintenance, and internal audit services. The amount paid to Brookfield for these services for the year ended December 31, 2022 totaled $1 million (December 31, 2021 – $0.3 million). Amounts due to Brookfield related to outsourcing arrangements at December 31, 2022 totaled $0.7 million (December 31, 2021 – $0.5 million).
On January 7, 2022, Brookfield International Holdings Inc. ("BIHI"), a subsidiary of Brookfield, issued a $255 million loan to NER SPC. This amount was fully repaid during the year.
On December 23, 2022, Brookfield Reinsurance Investments LP ("BRILP"), a subsidiary of the company, entered into two loan agreements with the subsidiaries of Brookfield in the amount of $100 million and CAD $300 million, respectively.
During the year, NER SPC made a $379 million full repayment and interest of its outstanding loan balance with BIHI.
During the year, Brookfield Treasury Management Inc. ("BTMI") advanced BAM Re Holdings $269 million via promissory notes. BAM Re Holdings made a $50 million partial repayment of its outstanding loan balance with BTMI.

During the year, subsidiaries of the company purchased investments of $3.3 billion from Brookfield and its subsidiaries. Investment transactions with related parties are accounted for in the same manner as those with unrelated parties in the financial statements.
As at December 31, 2022, the company and its subsidiaries held investments in affiliated companies in total of $4 billion.
The company had $779 million of cash on deposit with wholly-owned subsidiaries of Brookfield as at December 31, 2022 (December 31, 2021 – $64 million).